Non-Cash Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Changes in Company's Ordinary Shares	A summary of the changes in the Company’s ordinary shares from December 31, 2018 through December 31, 2021 are as follows.
	Number of Shares	Weighted Average Grant Date Fair Value
Unvested balance as of December 31, 2018	284,554	$0.45
Granted	480,677	1.59
Vested	(265,202)	1.09
Forfeited	(7,515)	0.70
Unvested balance as of December 31, 2019	492,514	1.36
Granted	42,412	11.78
Vested	(209,836)	7.10
Forfeited	(117,780)	12.64
Unvested balance as of December 31, 2020	207,310	9.97
Granted	—	—
Vested	(65,705)	8.71
Forfeited	(94,273)	10.36
Unvested balance as of December 31, 2021	47,332	$10.82

Assumptions Used in Black-Scholes Option Pricing Model to Determine Fair Value of Share Options Granted to Employees and Directors

The assumptions (see Note 2) used in the Black-Scholes option pricing model to determine the fair value of the share options granted to employees and directors during the years ended December 31, 2021 and 2020 were as follows:

	For the Year Ended December 31,
	2021	2020
Expected option life (years)	6.30	6.1
Expected volatility	76.9%	77.4%
Risk-free interest rate	1.1%	0.4%
Expected dividend yield	—	—

Summary of Share Options

Share Options

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2019	—	$—	—	$—
Granted	3,760,210	14.79
Exercised	—	—
Canceled or Forfeited	(73,124)	15.32
Outstanding as of December 31, 2020	3,687,086	$13.03	9.59	$9,931
Granted	4,352,281	6.87
Exercised	—	—
Expired	(145,638)	13.02
Canceled or Forfeited	(2,472,014)	13.20
Outstanding as of December 31, 2021	5,421,715	9.23	—	—
Exercisable as of December 31, 2021	1,243,638	13.92	—	—
Vested and expected to vest as of December 31, 2021	5,421,715	$9.23	—	$—

Summary of Activity Related to RSUs	The following table summarizes the activity related to RSUs during the years ended December 31, 2021 and 2020:
	Number of RSUs	Weighted Average Grant Date Fair Value
Outstanding as of December 31, 2019	—	$—
Granted	2,500	17.56
Vested and settled	—	—
Forfeited	—	—
Outstanding as of December 31, 2020	2,500	17.56
Granted	120,375	9.64
Vested and settled	—	—
Forfeited	(34,125)	8.63
Outstanding as of December 31, 2021	88,750	$10.01

Summary of Non-Cash Share-Based Compensation Expense

Non-cash share-based compensation expense recorded as research and development and general and administrative expenses is as follows (in thousands):

	For the Year Ended December 31,
	2021	2020	2019
Research and development	$4,511	$2,510	$373
General and administrative	6,212	3,694	1,086
	$10,723	$6,204	$1,459